EQUITY (Details) - USD ($)	6 Months Ended
	Apr. 30, 2022	Dec. 03, 2021	Oct. 31, 2021
2021 Performance Incentive Plan
Organization And Nature of Operations [Line Items]
Shares issued	2,136,000
Fair market value of shares issued	$ 2,588,828
Stock-based compensation expense	$ 2,588,828
Class A ordinary shares
Organization And Nature of Operations [Line Items]
Common stock, voting rights	one
Common stock, conversion basis	no
Ordinary shares, shares issued	12,236,000		10,100,000
Class A ordinary shares | 2021 Performance Incentive Plan
Organization And Nature of Operations [Line Items]
Common stock, capital shares reserved		5,000,000
Ordinary shares, shares issued	2,136,000
Class A ordinary shares | 2021 Performance Incentive Plan | Officers and directors
Organization And Nature of Operations [Line Items]
Ordinary shares, shares issued	1,400,000
Class B ordinary shares
Organization And Nature of Operations [Line Items]
Common stock, voting rights	eighteen
Common stock, conversion basis	one
Ordinary shares, shares issued	1,250,000		1,250,000